STOCK REPURCHASE PROGRAM (Details) (USD $)	3 Months Ended	6 Months Ended
	Sep. 30, 2013	Jun. 11, 2013	Dec. 18, 2012
STOCK REPURCHASE PROGRAM [Abstract]
Number of shares authorized for repurchase		161,816	168,619
Authorized, percentage of issued and outstanding common stock		5.00%	5.00%
Number of shares repurchased	18,961	136,046
Shares repurchased, price per share	$ 15.00	$ 14.51